Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Beginning balance	$ 2,687,000	$ 1,852,000
Disbursements	4,090,000	3,636,000
Repayments	(3,396,000)	(2,801,000)
Ending balance	$ 3,381,000	$ 2,687,000